Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 37	¥ 51
Trading account assets	5,611	6,577
Investments	6,500	8,213
Loans	5,229	7,468
Other assets	2,099	1,588
Total	¥ 19,476	¥ 23,897